Offerings - Offering: 1	Mar. 09, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 237,850,539.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 32,847.16
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $32,847.16 was paid in connection with the filing of the Schedule TO-I by Hamilton Lane Private Assets Fund (File No. 005-92409) on November 4, 2025 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.